Deferred Tax (Tables)	12 Months Ended
Dec. 31, 2021
Deferred Tax Assets And Liabilities [Abstract]
Summary of Items with Respect to, Deferred Tax Assets have not been Recognized

Deferred tax assets have not been recognized in respect of the following items during the reporting year:

	2021	2020
	US$’000	US$’000
Deductible temporary differences	102,435	74,409
Tax losses	381,686	144,099
	484,121	218,508